Statements of Changes in Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Stock Subscriptions	Accumulated Deficit	Total
Balance, beginning at Nov. 25, 2009
Balance, beginning (in shares) at Nov. 25, 2009
Member contributions	800	2,524			3,324
Member contributions (in shares)	800,288
Net loss				(5,555)	(5,555)
Balance, ending at Dec. 31, 2009	800	2,524		(5,555)	(2,231)
Balance, ending (in shares) at Dec. 31, 2009	800,288
Member contributions	10,810	34,090			44,900
Member contributions (in shares)	10,810,148
Member withdrawals	(722)	(2,278)			(3,000)
Member withdrawals (in shares)	(722,282)
Net loss				(38,600)	(38,600)
Balance, ending at Dec. 31, 2010	10,888	34,336		(44,155)	1,069
Balance, ending (in shares) at Dec. 31, 2010	10,888,154
Member contributions	15,128	47,707			62,835
Member contributions (in shares)	15,128,188
Extinguishment of related party payable
Net loss				(300,542)	(300,542)
Balance, ending at Dec. 31, 2011	26,016	82,043		(344,697)	(236,638)
Balance, ending (in shares) at Dec. 31, 2011	26,016,342				26,016,342
Member contributions	26,484	83,516			110,000
Member contributions (in shares)	26,483,658
Common stock of Canterbury	22,500	1,777,532			1,800,032
Common stock of Canterbury (in shares)	22,500,000
Stock subscriptions assumed in the merger			(434,507)		(434,507)
Extinguishment of related party payable		91,761			91,761
Issuance of warrants		25,565			25,565
Net loss				(2,362,922)	(2,362,922)
Balance, ending at Dec. 31, 2012	75,000	2,060,417	(434,507)	(2,707,619)	(1,006,709)
Balance, ending (in shares) at Dec. 31, 2012	75,000,000				75,000,000
Extinguishment of related party payable
Financing agreement		500,000			500,000
Issuance of warrants		21,956			21,956
Receipt of funds on stock subscription			434,507		434,507
Net loss				(871,939)	(871,939)
Balance, ending at Mar. 31, 2013	$ 75,000	$ 2,582,373		$ (3,579,558)	$ (922,185)
Balance, ending (in shares) at Mar. 31, 2013	75,000,000				75,000,000